S000033316 [Member] Expense Example - Northern Trust iBoxx 3-Year Target Duration TIPS ETF - FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	$ 242